Other Non-Operating Income/Expense, Net (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Non-Operating Income/Expense, Net
Foreign currency exchange gain/loss, net	€ (246)	€ 46	€ (144)
Miscellaneous income/expense, net	(52)	(48)	133
Other non-operating income/expense, net	(298)	(3)	(11)
Other non-operating income/expense	(18)	(12)	176
thereof from financial assets at fair value through profit or loss
Other Non-Operating Income/Expense, Net
Foreign currency exchange gain/loss, net	355	543	(188)
thereof from financial assets at amortized cost
Other Non-Operating Income/Expense, Net
Foreign currency exchange gain/loss, net	300	56	243
thereof from financial liabilities at fair value through profit or loss
Other Non-Operating Income/Expense, Net
Foreign currency exchange gain/loss, net	(496)	(514)	17
thereof from financial liabilities at amortized cost
Other Non-Operating Income/Expense, Net
Foreign currency exchange gain/loss, net	(348)	(30)	(317)
thereof from non-financial assets/liabilities
Other Non-Operating Income/Expense, Net
Foreign currency exchange gain/loss, net	€ (69)	€ 18	€ 39